Document and Entity Information	Nov. 15, 2022
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 15, 2022
Entity File Number	001-31458
Entity Registrant Name	Drive Shack Inc.
Entity Central Index Key	0001175483
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	81-0559116
Entity Address, Address Line One	10670 N. Central Expressway
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75231
City Area Code	646
Local Phone Number	585-5591
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	DS
Security Exchange Name	NYSE
Series B Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	9.75% Series B Cumulative Redeemable Preferred Stock, $0.01 par value per share
Trading Symbol	DS-PB
Security Exchange Name	NYSE
Series C Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	8.05% Series C Cumulative Redeemable Preferred Stock, $0.01 par value per share
Trading Symbol	DS-PC
Security Exchange Name	NYSE
Series D Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	8.375% Series D Cumulative Redeemable Preferred Stock, $0.01 par value per share
Trading Symbol	DS-PD
Security Exchange Name	NYSE
Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
Trading Symbol	N/A
Security Exchange Name	NYSE